Employee Benefits (Tables)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Employee Benefits [Abstract]
Activity for Share Plans [text block table]
	Share units (in thousands)	Weighted-average grant date fair value per unit
Balance as of December 31, 2017	137,541	€ 14.78
Balance as of December 31, 2018	153,117	€ 11.15
Balance as of December 31, 2019	168,332	€ 8.96

DWS Share based Plans [text block table]
	Measurement date Dec 31, 2019	Measurement date Dec 31, 2018	Measurement date Dec 31, 2019	Measurement date Dec 31, 2018
	PSU	PSU	SAR	SAR
Units (in thousands)	1,421	1,248	2,041	2,192
Fair value	€ 24.30	€ 14.18	€ 8.19	€ 3.35
Share price	€ 31.70	€ 23.37	€ 31.70	€ 23.37
Exercise price	N/A	N/A	€ 24.65	€ 24.65
Expected volatility (weighted-average)	34%	35%	34%	35%
Expected life (weighted-average) in years	4	5	6	6
Expected dividends (% of income)	65%	65%	65%	65%

Breakdown of Benefit Obligation [text block table]
	Dec 31, 2019
in € m.	Germany	UK	U.S.	Other	Total
Defined benefit obligation related to
Active plan participants	5,031	680	282	650	6,643
Participants in deferred status	2,483	2,569	593	119	5,764
Participants in payment status	5,756	1,438	543	274	8,011
Total defined benefit obligation	13,270	4,687	1,418	1,043	20,418
Fair value of plan assets	11,915	5,615	1,143	982	19,655
Funding ratio (in %)	90%	120%	81%[1]	94%	96%

1US Total defined benefit obligation is inclusive of the unfunded US Medicare Plan (€ 181 million) in addition to defined benefit pension plans. The US defined benefit pension funding ratio excluding Medicare is 92%.

	Dec 31, 2018
in € m.	Germany	UK	U.S.	Other	Total
Defined benefit obligation related to
Active plan participants	4,599	593	337	623	6,152
Participants in deferred status	2,210	2,286	500	97	5,093
Participants in payment status	5,144	989	500	242	6,875
Total defined benefit obligation	11,953	3,868	1,337	962	18,120
Fair value of plan assets	10,877	4,884	1,074	892	17,727
Funding ratio (in %)	91%	126%	80%[1]	93%	98%

1US Total defined benefit obligation is inclusive of the unfunded US Medicare Plan (€ 163 million) in addition to defined benefit pension plans. The US defined benefit pension funding ratio excluding Medicare is 92%.

Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [text block table]
in € m.	Germany	UK	U.S.	Other	Total
Actual benefit payments 2019	446	154	109	73	782
Benefits expected to be paid 2020	453	129	76	62	720
Benefits expected to be paid 2021	456	101	78	60	695
Benefits expected to be paid 2022	473	109	79	60	721
Benefits expected to be paid 2023	486	122	82	60	750
Benefits expected to be paid 2024	498	131	82	64	775
Benefits expected to be paid 2025 - 2029	2,708	800	433	310	4,251
Weighted average duration of defined benefit obligation (in years)	14	21	11	13	15

Actuarial Assumptions [text block table]
	Dec 31, 2019				Dec 31, 2018
	Germany	UK	U.S.[1]	Other	Germany	UK	U.S.[1]	Other
Discount rate (in %)	0.93%	1.91%	3.16%	1.92%	1.70%	2.70%	4.20%	2.60%
Rate of price inflation (in %)	1.40%	3.29%	2.20%	1.70%	1.60%	3.50%	2.20%	1.90%
Rate of nominal increase in future compensation levels (in %)	1.90%	3.79%	2.30%	2.71%	2.10%	4.00%	2.30%	2.90%
Rate of nominal increase for pensions in payment (in %)	1.30%	3.19%	2.20%	0.91%	1.50%	3.30%	2.20%	1.00%

Assumed life expectancy at age 65
For a male aged 65 at measurement date	21.1	23.4	22.0	21.9	20.0	23.5	22.2	21.8
For a female aged 65 at measurement date	23.4	24.9	23.4	24.1	23.6	25.4	23.7	24.1
For a male aged 45 at measurement date	22.5	24.4	23.5	23.3	22.8	24.8	23.7	23.3
For a female aged 45 at measurement date	24.5	26.2	24.9	25.5	25.8	26.8	25.2	25.6

Mortality tables applied	modified Richttafeln Heubeck 2018G	SAPS (S3) Very Light with CMI 2018 projections	PRI-2012 with MP-2019 projection	Country specific tables	Richttafeln Heubeck 2018G	SAPS (S2) Light with CMI 2017 projections	RP2014 White- collar with MP2018 projections	Country specific tables

[1]Cash balance interest crediting rate in line with the 30-year US government bond yield.

Reconciliation in Movement of Liabilities and Assets - Impact on Balance Sheet [text block table]

Reconciliation in Movement of Liabilities and Assets - Impact on Financial Statements

	2019
in € m.	Germany	UK	U.S.	Other	Total
Change in the present value of the defined benefit obligation:
Balance, beginning of year	11,953	3,868	1,337	962	18,120
Defined benefit cost recognized in Profit & Loss
Current service cost	192	26	14	44	276
Interest cost	201	106	56	26	389
Past service cost and gain or loss arising from settlements	19	3	0	(12)	10
Defined benefit cost recognized in Other Comprehensive Income
Actuarial gain or loss arising from changes in financial assumptions	1,179	582	112	67	1,940
Actuarial gain or loss arising from changes in demographic assumptions	125[1]	(105)	(11)	(1)	8
Actuarial gain or loss arising from experience	43	113	(8)	(5)	143
Cash flow and other changes
Contributions by plan participants	4	0	0	17	21
Benefits paid	(446)	(154)	(109)	(73)	(782)
Payments in respect to settlements	0	0	0	(11)	(11)
Acquisitions/Divestitures	0	0	0	0	0
Exchange rate changes	0	248	27	24	299
Other	0	0	0	5	5
Balance, end of year	13,270	4,687	1,418	1,043	20,418
thereof:
Unfunded	0	16	210	121	347
Funded	13,270	4,671	1,208	922	20,071

Change in fair value of plan assets:
Balance, beginning of year	10,877	4,884	1,074	892	17,727
Defined benefit cost recognized in Profit & Loss
Interest income	185	134	44	23	386
Defined benefit cost recognized in Other Comprehensive Income
Return from plan assets less interest income	137	448	80	54	719
Cash flow and other changes
Contributions by plan participants	4	0	0	18	22
Contributions by the employer	1,158	0	22	25	1,205
Benefits paid[2]	(446)	(153)	(96)	(56)	(751)
Payments in respect to settlements	0	0	0	0	0
Acquisitions/Divestitures	0	0	0	0	0
Exchange rate changes	0	304	22	27	353
Other	0	0	0	0	0
Plan administration costs	0	(2)	(3)	(1)	(6)
Balance, end of year	11,915	5,615	1,143	982	19,655
Funded status, end of year	(1,355)	928	(275)	(61)	(763)

Change in irrecoverable surplus (asset ceiling)
Balance, beginning of year	0	0	0	(25)	(25)
Interest cost	0	0	0	0	0
Changes in irrecoverable surplus	0	0	0	(14)	(14)
Exchange rate changes	0	0	0	(1)	(1)
Balance, end of year	0	0	0	(40)	(40)

Net asset (liability) recognized	(1,355)	928	(275)	(101)	(803)[3]

[1]Resulting predominantly from updated mortality assumptions (modified Heubeck 2018G instead of Heubeck 2018G).

[2]For funded plans only.

[3]Thereof € 1,011 million recognized in Other assets and € 1,814 million in Other liabilities.

	2018
in € m.	Germany	UK	U.S.	Other	Total
Change in the present value of the defined benefit obligation:
Balance, beginning of year	12,090	4,176	1,401	979	18,646
Defined benefit cost recognized in Profit & Loss
Current service cost	204	30	17	45	296
Interest cost	203	104	49	23	379
Past service cost and gain or loss arising from settlements	(33)	18	0	(1)	(16)
Defined benefit cost recognized in Other Comprehensive Income
Actuarial gain or loss arising from changes in financial assumptions	(135)	(187)	(89)	(23)	(434)
Actuarial gain or loss arising from changes in demographic assumptions	98	(48)	(3)	(2)	45
Actuarial gain or loss arising from experience	(38)	(7)	11	4	(30)
Cash flow and other changes
Contributions by plan participants	3	0	0	16	19
Benefits paid	(437)	(176)	(114)	(76)	(803)
Payments in respect to settlements	0	0	0	(11)	(11)
Acquisitions/Divestitures	(2)	0	0	0	(2)
Exchange rate changes	0	(42)	65	8	31
Other	0	0	0	0	0
Balance, end of year	11,953	3,868	1,337	962	18,120
thereof:
Unfunded	0	10	193	112	315
Funded	11,953	3,858	1,144	850	17,805

Change in fair value of plan assets:
Balance, beginning of year	11,003	5,202	1,091	915	18,211
Defined benefit cost recognized in Profit & Loss
Interest income	187	130	38	20	375
Defined benefit cost recognized in Other Comprehensive Income
Return from plan assets less interest income	(351)	(218)	(53)	(33)	(655)
Cash flow and other changes
Contributions by plan participants	3	0	0	16	19
Contributions by the employer	473	0	52	33	558
Benefits paid[1]	(437)	(175)	(102)	(53)	(767)
Payments in respect to settlements	0	0	0	(12)	(12)
Acquisitions/Divestitures	(1)	0	0	(1)	(2)
Exchange rate changes	0	(53)	52	7	6
Other	0	0	0	0	0
Plan administration costs	0	(2)	(4)	0	(6)
Balance, end of year	10,877	4,884	1,074	892	17,727
Funded status, end of year	(1,076)	1,016	(263)	(70)	(393)

Change in irrecoverable surplus (asset ceiling)
Balance, beginning of year	0	0	0	(44)	(44)
Interest cost	0	0	0	0	0
Changes in irrecoverable surplus	0	0	0	20	20
Exchange rate changes	0	0	0	(1)	(1)
Balance, end of year	0	0	0	(25)	(25)

Net asset (liability) recognized	(1,076)	1,016	(263)	(95)	(418)[2]

[1]For funded plans only.

[2]Thereof € 1,097 million recognized in Other assets and € 1,515 million in Other liabilities.

Plan Asset Allocation [text block table]
	Dec 31, 2019					Dec 31, 2018
in € m.	Germany	UK	U.S.	Other	Total	Germany	UK	U.S.	Other	Total
Cash and cash equivalents	340	292	57	64	753	1,138	715	(12)	77	1,918
Equity instruments[1]	875	643	116	53	1,687	1,148	571	107	60	1,886
Investment-grade bonds[2]
Government	2,508	1,633	432	202	4,775	1,975	699	428	153	3,255
Non-government bonds	5,921	2,847	425	216	9,409	5,196	2,805	405	217	8,623
Non-investment-grade bonds
Government	125	7	1	16	149	175	0	1	19	195
Non-government bonds	259	124	17	17	417	166	80	14	22	282
Securitized and other Debt Investments	1	157	67	1	226	39	6	52	16	113
Insurance	0	0	0	15	15	0	0	0	16	16
Alternatives
Real estate	361	42	0	67	470	285	52	0	58	395
Commodities	0	0	0	0	0	53	0	0	0	53
Private equity	63	0	0	25	88	54	0	0	11	65
Other[3]	1,579	0	0	284	1,863	1,419	22	0	243	1,684
Derivatives (Market Value)
Interest rate	(263)	35	10	7	(211)	(192)	129	13	(6)	(56)
Credit	110	1	19	1	131	13	0	82	0	95
Inflation	26	(126)	0	11	(89)	(608)	(194)	0	5	(797)
Foreign exchange	6	4	0	3	13	14	(1)	0	1	14
Other	4	(44)	(1)	0	(41)	2	0	(16)	0	(14)
Total fair value of plan assets	11,915	5,615	1,143	982	19,655	10,877	4,884	1,074	892	17,727

[1]Allocation of equity exposure is broadly in line with the typical index in the respective market, e.g. the equity portfolio’s benchmark of the UK retirement benefit plans is the MSCI All Countries World Index.

[2]Investment-grade means BBB and above. Average credit rating exposure for the Group’s main plans is around A.

[3]Amongst others this position contains commingled funds which could not be segregated into the other asset categories. In particular the increase from 2018 to 2019 is caused by such positions.

	Dec 31, 2019					Dec 31, 2018
in € m.	Germany	UK	U.S.	Other	Total	Germany	UK	U.S.	Other	Total
Cash and cash equivalents	339	292	54	30	715	1,162	30	(16)	40	1,216
Equity instruments[1]	758	643	116	42	1,559	1,015	571	107	49	1,742
Investment-grade bonds[2]
Government	1,115	1,618	426	36	3,195	1,013	695	423	52	2,183
Non-government bonds	0	0	0	0	0	0	0	0	0	0
Non-investment-grade bonds
Government	0	0	0	3	3	0	0	0	2	2
Non-government bonds	0	0	0	0	0	0	0	0	0	0
Securitized and other Debt Investments	0	0	0	0	0	0	0	0	0	0
Insurance	0	0	0	0	0	0	0	0	0	0
Alternatives
Real estate	0	0	0	0	0	0	0	0	0	0
Commodities	0	0	0	0	0	0	0	0	0	0
Private equity	0	0	0	0	0	0	0	0	0	0
Other	0	0	0	0	0	0	0	0	0	0
Derivatives (Market Value)
Interest rate	0	34	(19)	8	23	0	0	(17)	0	(17)
Credit	0	1	0	0	1	0	0	0	0	0
Inflation	0	(125)	0	10	(115)	0	0	0	0	0
Foreign exchange	0	4	0	0	4	0	(1)	0	0	(1)
Other	4	0	0	0	4	2	0	0	0	2
Total fair value of quoted plan assets	2,216	2,467	577	129	5,389	3,192	1,295	497	143	5,127

[1]Allocation of equity exposure is broadly in line with the typical index in the respective market, e.g. the equity portfolio’s benchmark of the UK retirement benefit plans is the MSCI All Countries World Index.

[2]Investment-grade means BBB and above. Average credit rating exposure for the Group’s main plans is around A.

Regional Asset Break Down [text block table]
	Dec 31, 2019
in € m.	Germany	United Kingdom	United States	Other Eurozone	Other developed countries	Emerging markets	Total
Cash and cash equivalents	5	224	122	342	27	33	753
Equity instruments	186	101	703	285	291	121	1,687
Government bonds (investment-grade and above)	868	1,477	550	1,003	329	548	4,775
Government bonds (non-investment-grade)	0	6	1	7	13	122	149
Non-government bonds (investment-grade and above)	738	2,110	2,662	3,201[1]	612	86	9,409
Non-government bonds (non-investment-grade)	4	45	24	297	41	6	417
Securitized and other Debt Investments	1	98	104	14	6	3	226
Subtotal	1,802	4,061	4,166	5,149	1,319	919	17,416
Share (in %)	10%	23%	24%	30%	8%	5%	100%
Other asset categories							2,239
Fair value of plan assets							19,655

[1]Majority of this amount relates to bonds of French, Dutch and Italian corporates.

	Dec 31, 2018
in € m.	Germany	United Kingdom	United States	Other Eurozone	Other developed countries	Emerging markets	Total
Cash and cash equivalents	141	701	65	953	29	29	1,918
Equity instruments	252	108	708	360	363	95	1,886
Government bonds (investment-grade and above)	870	574	474	650	249	438	3,255
Government bonds (non-investment-grade)	0	0	0	4	24	167	195
Non-government bonds (investment-grade and above)	718	2,129	2,023	2,984[1]	657	112	8,623
Non-government bonds (non-investment-grade)	4	65	13	186	5	9	282
Securitized and other Debt Investments	38	21	52	2	0	0	113
Subtotal	2,023	3,598	3,335	5,139	1,327	850	16,272
Share (in %)	12%	22%	20%	32%	8%	5%	100%
Other asset categories							1,455
Fair value of plan assets							17,727

[1]Majority of this amount relates to bonds of French, Dutch and Italian corporate bonds.

Sensitivity Analysis on Funded Status [text block table]
	Dec 31, 2019				Dec 31, 2018
in € m.	Germany	UK	U.S.	Other	Germany	UK	U.S.	Other
Interest rate (-50 bp):
(Increase) in DBO	(970)	(500)	(45)	(60)	(840)	(430)	(40)	(50)
Expected increase in plan assets[1]	875	530	30	25	235	435	35	20
Expected net impact on funded status (de-) increase	(95)	30	(15)	(35)	(605)	5	(5)	(30)

Interest rate (+50 bp):
Decrease in DBO	905	450	30	55	785	385	25	50
Expected (decrease) in plan assets[1]	(875)	(530)	(30)	(25)	(235)	(435)	(35)	(20)
Expected net impact on funded status (de-) increase	30	(80)	0	30	550	(50)	(10)	30

Credit spread (-50 bp):
(Increase) in DBO	(970)	(500)	(80)	(65)	(840)	(430)	(75)	(55)
Expected increase in plan assets[1]	620	145	15	10	220	125	20	10
Expected net impact on funded status (de-) increase	(350)	(355)	(65)	(55)	(620)	(305)	(55)	(45)

Credit spread (+50 bp):
Decrease in DBO	905	450	75	60	785	385	70	50
Expected (decrease) in plan assets[1]	(620)	(145)	(15)	(10)	(220)	(125)	(20)	(10)
Expected net impact on funded status (de-) increase	285	305	60	50	565	260	50	40

Rate of price inflation (-50 bp):[2]
Decrease in DBO	335	360	0	20	335	325	0	20
Expected (decrease) in plan assets[1]	(185)	(305)	0	(10)	(190)	(270)	0	(10)
Expected net impact on funded status (de-) increase	150	55	0	10	145	55	0	10

Rate of price inflation (+50 bp):[2]
(Increase) in DBO	(345)	(385)	0	(20)	(345)	(360)	0	(20)
Expected increase in plan assets[1]	185	305	0	10	190	270	0	10
Expected net impact on funded status (de-) increase	(160)	(80)	0	(10)	(155)	(90)	0	(10)

Rate of real increase in future compensation levels (-50 bp):
Decrease in DBO, net impact on funded status	60	15	0	10	60	10	0	10

Rate of real increase in future compensation levels (+50 bp):
(Increase) in DBO, net impact on funded status	(60)	(15)	0	(15)	(60)	(10)	0	(15)

Longevity improvements by 10%:[3]
(Increase) in DBO, net impact on funded status	(320)	(145)	(30)	(15)	(295)	(110)	(25)	(10)

[1]Expected changes in the fair value of plan assets contain the simulated impact from the biggest plans in Germany, the UK, the U.S., Channel Islands, Switzerland and Belgium which cover over 99 % of the total fair value of plan assets. The fair value of plan assets for other plans is assumed to be unchanged for this presentation.

[2]Incorporates sensitivity to changes in pension benefits to the extent linked to the price inflation assumption.

[3]Estimated to be equivalent to an increase of around 1 year in overall life expectancy.

Expected Cash Flows [text block table]
2020
in € m.	Total
Expected contributions to
Defined benefit plan assets	285
BVV	65
Pension fund for Postbank's postal civil servants	85
Other defined contribution plans	275
Expected benefit payments for unfunded defined benefit plans	30
Expected total cash flow related to post-employment benefits	740

Expenses for Defined Benefit Plans (Impact on Expense) [text block table]
in € m.	2019	2018	2017
Expenses for defined benefit plans:
Service cost[1]	272	259	304
Net interest cost (income)	2	4	9
Total expenses defined benefit plans	274	263	311
Expenses for defined contribution plans:
BVV	63	62	66
Pension fund for Postbank’s postal civil servants	85	88	93
Other defined contribution plans	269	271	281
Total expenses for defined contribution plans	417	421	440
Total expenses for post-employment benefit plans	691	684	751
Employer contributions to mandatory German social security pension plan	231	236	243
Expenses for share-based payments, equity settled[2]	549	560	535
Expenses for share-based payments, cash settled[2]	39	1	22
Expenses for cash retention plans[2]	516	481	363
Expenses for severance payments[3]	108	158	137

[1] Severance related items under Service Costs were reclassified to Expenses for Severance payments. Therefore previous periods were adjusted as well.

[2]Including expenses for new hire awards and the acceleration of expenses not yet amortized due to the discontinuation of employment including those amounts which are recognized as part of the Group’s restructuring expenses.